June 9, 2010
VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20548

Attn:  Division of Investment Management

Re:      American Pension Investors Trust Trust, File Nos. 811-04262 and 002-96538

Ladies and Gentlemen:

Pursuant to the requirements of Rule 485(b) promulgated under the Securities Act of 1993, as amended, we are, on behalf of American Pension Investors Trust (the “Trust”), filing Post-Effective Amendment # 51 (“PEA#51”) to  Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940.  This PEA # 51 is being filed in response to comments from the staff relating to post-effective amendment # 50, filed on April 6, 2010, relating to Class A and Class C shares of five of the Trust's series, the API Efficient Frontier Growth Fund, the API Efficient Frontier Capital Income Fund, the API Efficient Frontier Multiple Index Fund, and the API Efficient Frontier Value Fund.

Registrant has made the following changes to this PEA#51 in response to staff comments:

1.	Additional disclosure relating to the recent upheaval in the financial markets and the increased risks associated with certain types of financial activities has been added to the prospectus.

2.
Registrant acknowledges being informed by the staff that the disclosure appearing in the statement of additional information relating to recently enacted rules requiring enhanced trustee disclosure may be subject to additional review and comments in future filings.

3.	The second paragraph of the Principal Investment Strategies Section of the API Efficient Frontier Growth Fund Summary has been amended to clarify the definition of "Underlying Fund."

4.	In the same paragraph, the reference to "similar securities" has been deleted from the disclosure relating to investments in index securities.

5.
In the table titled "Annual Fund Operating Expenses", appearing in the summary section of each Fund, the line item relating to acquired fund expenses has been re-labeled to conform to the titling requirement in Form N1-A.

6.
In response to staff's inquiry regarding expense limitation and recapture agreements, we represent to the staff that none of the Funds described in the PEA # 51 are covered by such an agreement.  Accordingly, additional disclosure is not required.

7.
As requested, in the summary section of the Multiple Index Fund, the terms "Index Securities" and "Enhanced Index Products" have been defined.  Further, the disclosure that the Fund may invest in "debt securities" has been expanded to make clear that the Fund does not invest in exotic or synthetic securities.  Lastly, the paragraphs describing the Fund's investment strategies have been clarified to make clear that the Fund is not a "fund of funds" and is subject to the investment restrictions of Section 12(d)1.

8.
The disclosure for each Fund relating to temporary defensive investing has been expanded to include a statement that during times when the Fund is invested in such a manner, it may not achieve its investment objective.  Also, the duplicative discussion of temporary defensive investing appearing in Section 2 of the prospectus has been removed.

9.	As requested, disclosure has been added to the discussion of the Trust's AML Program to state that the Trust has designated an individual to serve as AML Officer.

10.
As requested, additional disclosure has been added to the telephone redemption request section to advise shareholders that they can avoid delays in redemption request processing by using other means of submitting a redemption request.

11.	The paragraph appearing in the Fair Value Pricing Section of the prospectus which is unrelated to the discussion contained therein has been deleted.

12.
The discussion of senior securities appearing in the statement of additional information relating to the Multiple Index and Income Funds has been modified to make clear that the Funds are subject to the restrictions of the 1940 Act and that the Act does not generally allow a Fund to create senior securities.

13.
The discussion appearing in the statement of additional information relating to the non-diversified status of the API Efficient Frontier Value Fund has been clarified to make clear that the Fund will be a non-diversified fund under normal circumstances, not occasionally.

14.	The unrelated language appearing in the discussion of leveraging risk in the SAI has been deleted.

15.
The discussion of risks relating to investing in Private Investment Companies appearing in the SAI has been enhanced to add discussion of lock-ups, management incentives and other features of these products that may increase their risks.

With respect to the Trust's request filing of this PEA#51, we make the following representations to the Commission:

1.	should the Commission or the staff, acting pursuant to delegated authority, declare PEA # 51 effective, it does not foreclose the Commission from taking any action with respect to the filing; and

2.
the action of the Commission or the staff, acting pursuant to delegated authority, in declaring PEA # 51 effective does not relieve the Trust from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

3.	the Trust may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

This PEA # 51 contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Trust.   Please direct any comments regarding the Trust’s PEA#51 to me at the below-listed address and phone number.  Thank you for your consideration.

Sincerely,

DRAKE COMPLIANCE, LLC

/s/  David D. Jones
DAVID D. JONES

395 Sawdust Road, Suite 2137, The Woodlands, TX  77380    (P) & (F)  866-862-1719
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